Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	May 12, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BIO KEY INTERNATIONAL INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		87,182,348
Entity Public Float			$ 5,287,670
Amendment Flag	false
Entity Central Index Key	0001019034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 451,748	$ 83,989	$ 43,437
Accounts receivable, net of allowance for doubtful accounts of $20,526 at March 31, 2013, $20,526 at December 31, 2012 and $397,526 at December 31, 2011	449,110	604,784	587,346
Due from factor	94,380	189,904
Inventory	4,351	4,186	8,238
Prepaid expenses and other	59,303	25,088	58,920
Total current assets	1,058,892	907,951	697,941
Equipment and leasehold improvements, net	18,531	24,267	52,870
Deferred finance costs	55,521
Deposits and other assets	8,712	8,712	8,712
Intangible assets���less accumulated amortization	193,093	195,911	207,180
Total non-current assets	275,857	228,890	268,762
TOTAL ASSETS	1,334,749	1,136,841	966,703
LIABILITIES
Accounts payable	649,308	931,276	687,441
Accrued liabilities	385,623	593,599	675,833
Deferred revenue	467,108	508,520	527,092
Note payable ��� related party		321,428	346,428
Total current liabilities	1,502,039	2,354,823	2,236,794
Note Payable	497,307
Deferred revenue, net of current portion			1,000
Total non-current liabilities	497,307		1,000
TOTAL LIABILITIES	1,999,346	2,354,823	2,237,794
STOCKHOLDERS��� DEFICIT:
Common stock ��� authorized, 170,000,000 shares; issued and outstanding; 87,182,348 of $.0001 par value at March 31, 2013, 78,155,413 at December 31, 2012 and December 31, 2011	8,718	7,815	7,815
Additional paid-in capital	51,930,685	51,062,624	51,012,782
Accumulated deficit	(52,604,000)	(52,288,421)	(52,291,688)
TOTAL STOCKHOLDERS��� DEFICIT	(664,597)	(1,217,982)	(1,271,091)
TOTAL LIABILITIES AND STOCKHOLDERS��� DEFICIT	$ 1,334,749	$ 1,136,841	$ 966,703

Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 20,526	$ 20,526	$ 397,526
Common stock, shares authorized	170,000,000	170,000,000	170,000,000
Common stock, shares issued	87,182,348	78,155,413	78,155,413
Common stock, shares outstanding	87,182,348	78,155,413	78,155,413
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001

Statements of Operations (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011
Services	$ 276,960		$ 395,854		$ 1,094,731		$ 848,483
License fees and other	527,683		1,014,573		2,741,162		2,660,321
	804,643		1,410,427		3,835,893		3,508,804
Cost of services	40,715		124,017		221,027		159,223
Cost of license fees and other	77,098		57,413		350,706		651,236
	117,813		181,430		571,733		810,459
Gross Profit	686,830		1,228,997		3,264,160		2,698,345
Selling, general and administrative	732,076		604,884		2,288,903		3,036,299
Research, development and engineering	262,809		254,487		947,371		1,116,658
Total Operating Expenses	994,885		859,371		3,236,274		4,152,957
Operating (loss) income	(308,055)		369,626		27,886		(1,454,612)
Interest income					7		95,033
Interest expense	(7,524)		(6,128)		(24,626)		(411,527)
Income taxes							(26,500)
Net discounts of notes payable and note receivable							(100,000)
Total Other income (expenses)	(7,524)		(6,128)		(24,619)		(442,994)
Net (loss) income	$ (315,579)		$ 363,498		$ 3,267		$ (1,897,606)
Basic (Loss) Income per Common Share (in Dollars per share)	$ 0	[1]	$ 0	[1]		[1]		[1]
Diluted (Loss) Income per Common Share (in Dollars per share)	$ 0	[1]	$ 0	[1]
Basic and Diluted Income (Loss) per Common Share: (in Dollars per share)		[1]		[1]	$ 0	[1]	$ (0.02)	[1]
Weighted Average Shares Outstanding:
Basic (in Shares)	81,465,289		78,155,413
Diluted (in Shares)	81,465,289		78,156,172
Basic and Diluted (in Shares)					78,155,413		78,155,413

[1]	Represents less than $0.01

Statements of Stockholders' (Deficit) Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of December 31 at Dec. 31, 2010	$ 7,815	$ 50,955,602	$ (50,394,082)	$ 569,335
Balance as of December 31 (in Shares) at Dec. 31, 2010	78,155,413
Share-based compensation		57,180		57,180
Net Income (Loss)			(1,897,606)	(1,897,606)
Balance as of December 31 at Dec. 31, 2011	7,815	51,012,782	(52,291,688)	(1,271,091)
Balance as of December 31 (in Shares) at Dec. 31, 2011	78,155,413
Share-based compensation		49,842		49,842
Net Income (Loss)			3,267	3,267
Balance as of December 31 at Dec. 31, 2012	$ 7,815	$ 51,062,624	$ (52,288,421)	$ (1,217,982)
Balance as of December 31 (in Shares) at Dec. 31, 2012	78,155,413

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (315,579)	$ 363,498	$ 3,267	$ (1,897,606)
Adjustments to reconcile net (loss) income to cash (used for) provided by operating activities:
Allowance for doubtful accounts			(377,000)	386,000
Depreciation	5,736	7,970	28,603	31,462
Intangible assets	2,818	2,817	11,269	11,270
Discount on secured debt				307,932
Net discounts of notes payable and note receivable				100,000
Deferred costs	1,682
Share-based compensation	12,447	20,741	49,842	57,180
Change in assets and liabilities:
Accounts receivable trade	155,674	100,290	359,562	(622,253)
Due from factor	95,524		(189,904)
Inventory	(165)	1,129	4,051	1,538
Prepaid expenses and other	(34,215)	(8,176)	33,833	129,995
Accounts payable	(281,968)	(272,814)	243,835	507,028
Accrued liabilities	(207,976)	18,016	(82,234)	221,925
Deferred revenue	(41,412)	(65,905)	(19,572)	242,418
Net cash (used for) provided by operating activities	(607,434)	167,566	65,552	(523,111)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from payment of note receivable				3,350,000
Capital expenditures				(56,204)
Net cash provided by investing activities				3,293,796
CASH FLOW FROM FINANCING ACTIVITIES:
Repayment of notes payable			(25,000)	(3,612,135)
Preferred stock dividend paid				(125,209)
Issuance of common stock	902,693
Repayment of note payable ��� related party	(321,428)
Proceeds from issuance of note payable	497,307
Costs to issue common stock	(46,176)
Financing costs for note payable	(57,203)
Net cash provided by financing activities	975,193		(25,000)	(3,737,344)
NET INCREASE IN CASH AND CASH EQUIVALENTS	367,759	167,566	40,552	(966,659)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	83,989	43,437	43,437	1,010,096
CASH AND CASH EQUIVALENTS, END OF PERIOD	451,748	211,003	83,989	43,437
Interest	51,494			80,286
Income taxes			$ 41,169	$ 12,393

Note A - The Company and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Business Description and Accounting Policies [Text Block]
Business Description and Accounting Policies [Text Block]

NOTE A —THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

The Company, founded in 1993, develops and markets proprietary fingerprint identification biometric technology and software solutions. We also deliver advanced identification solutions and information services to law enforcement departments, public safety agencies and other government and private sector customers. Our mobile wireless technology provides first responders with critical, reliable, real-time data and images from local, state and national databases.

Basis of Presentation

We have incurred significant losses to date, and at December 31, 2012, we had an accumulated deficit of approximately $52 million. In addition, broad commercial acceptance of our technology is critical to the Company’s success and ability to generate future revenues. At December 31, 2012, our total cash and cash equivalents were approximately $84,000, as compared to approximately $43,000 at December 31, 2011.

As discussed below, the Company has financed itself in the past through access to the capital markets by issuing secured and convertible debt securities, convertible preferred stock,  common stock, and recently through factoring receivables. We currently require approximately $385,000 per month to conduct our operations, a monthly amount that we have been unable to achieve through revenue generation.

If the Company is unable to generate sufficient revenue to meet our goals, we will need to obtain additional third-party financing to (i) conduct the sales, marketing and technical support necessary to execute our plan to substantially grow operations, increase revenue and serve a significant customer base; and (ii) provide working capital. No assurance can be given that any form of additional financing will be available on terms acceptable to the Company, that adequate financing will be obtained by the Company in order to meet its needs, or that such financing would not be dilutive to existing shareholders.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern, and assumes continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The matters described in the preceding paragraphs raise substantial doubt about the Company’s ability to continue as a going concern. Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, and become profitable in its future operations. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Summary of Significant Accounting Policies

A summary of the significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements follows:

1.  Basis of Consolidation

The accompanying consolidated financial statements include the accounts of BIO-key International, Inc. and its wholly-owned subsidiary (collectively, the “Company”). Intercompany accounts and transactions have been eliminated in consolidation.

2. Use of Estimates

Our consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) and consider the various staff accounting bulletins and other applicable guidance issued by the U.S. Securities and Exchange Commission (SEC). These accounting principles require us to make certain estimates, judgments and assumptions. We believe that the estimates, judgments and assumptions upon which we rely are reasonable based upon information available to us at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. To the extent there are material differences between these estimates, judgments or assumptions and actual results, our consolidated financial statements will be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting among available alternatives would not produce a materially different result.

  3. Revenue Recognition

Revenues from software licensing are recognized in accordance with ASC 985-605, “Software Revenue Recognition. Accordingly, revenue from software licensing is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

The Company intends to enter into arrangements with end users for items which may include software license fees, and services or various combinations thereof. For each arrangement, revenues will be recognized when evidence of an agreement has been documented, the fees are fixed or determinable, collection of fees is probable, delivery of the product has occurred and no other significant obligations remain.

Multiple-Element Arrangements: For multiple-element arrangements, the Company applies the residual method in accordance with ASC 985-605. The residual method requires that the portion of the total arrangement fee attributable to the undelivered elements be deferred based on its VSOE of fair value and subsequently recognized as the service is delivered. The difference between the total arrangement fee and the amount deferred for the undelivered elements is recognized as revenue related to the delivered elements, which is generally the software license. VSOE of fair value for all elements in an arrangement is based upon the normal pricing for those products and services when sold separately. VSOE of fair value for support services is additionally determined by the renewal rate in customer contracts. The Company has established VSOE of fair value for support as well as consulting services.

License Revenues: Amounts allocated to license revenues are recognized at the time of delivery of the software and all other revenue recognition criteria discussed above have been met.

Revenue from licensing software, which requires significant customization and modification, is recognized using the percentage of completion method, based on the hours of effort incurred by the Company in relation to the total estimated hours to complete. In instances where third party hardware, software or services form a significant portion of a customer’s contract, the Company recognizes revenue for the element of software customization by the percentage of completion method described above. Otherwise, third party hardware, software, and services are recognized upon shipment or acceptance as appropriate. If the Company makes different judgments or utilizes different estimates of the total amount of work expected to be required to customize or modify the software, the timing and revenue recognition, from period to period, and the margins on the project in the reporting period, may differ materially from amounts reported. Anticipated contract losses are recognized as soon as they become known and are estimable.

Service Revenues: Revenues from services are comprised of maintenance and consulting and implementation services. Maintenance revenues include providing for unspecified when-and-if available product updates and customer telephone support services, and are recognized ratably over the term of the service period. Consulting services are generally sold on a time-and-materials basis and include a range of services including installation of software and assisting in the design of interfaces to allow the software to operate in customized environments. Services are generally separable from other elements under the arrangement since performance of the services are not essential to the functionality of any other element of the transaction and are described in the contract such that the total price of the arrangement would be expected to vary as the result of the inclusion or exclusion of the services. Revenues from services are generally recognized as the services are performed.

The Company provides customers, free of charge or at a minimal cost, testing kits which potential licensing customers may use to test compatibility/acceptance of the Company’s technology with the customer’s intended applications.

Costs and other expenses: Includes professional compensation and other direct contract expenses, as well as costs attributable to the support of client service professional staff, depreciation and amortization costs related to assets used in revenue-generating activities, and other costs attributable to serving the Company’s client base. Professional compensation consists of payroll costs and related benefits including stock-based compensation and bonuses. Other direct contract expenses include costs directly attributable to client engagements, such as out-of-pocket costs including travel and subsistence for client service professional staff, costs of hardware and software and costs of subcontractors. The allocation of lease and facilities charges for occupied offices is included in costs of service.

The Company accounts for its warranties under the FASB ASC 450 “Contingencies.” The Company generally warrants that its products are free from defects in material and workmanship for a period of one year from the date of initial receipt by our customers. The warranty does not cover any losses or damage that occurs as a result of improper installation, misuse or neglect or repair or modification by anyone other than the Company or its authorized repair agent. The Company’s policy is to accrue anticipated warranty costs based upon historical percentages of items returned for repair within one year of the initial sale. The Company’s repair rate of products under warranty has been minimal, and a historical percentage has not been established. The Company’s software license agreements generally include certain provisions for indemnifying customers against liabilities if the Company’s software products infringe upon a third party’s intellectual property rights. The Company has not provided for any reserves for warranty liabilities as it was determined to be immaterial.

4.  Cash Equivalents

Cash equivalents consist of liquid investments with original maturities of three months or less.  At December 31, 2012 and 2011, cash equivalents consisted of a money market account.

5. Accounts Receivable

Accounts receivable billed and unbilled are carried at original amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful receivables by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history, and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. Accounts receivable at December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011

Accounts receivable	$625,310	$984,872
Allowance for doubtful accounts	(20,526)	(397,526)

Accounts receivable, net allowances for doubtful accounts	604,784	587,346

The allowance for doubtful accounts for the years ended December 31, 2012 and 2011 is as follows:

	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions From Reserves	Balance at End of Year
Year Ended December 31, 2012
Allowance for Doubtful Accounts	$397,526	$-	$377,000	$20,526
Year Ended December 31, 2011
Allowance for Doubtful Accounts	$11,526	$386,000	$-	$397,526

The allowance was set up primarily for one customer whose payments under a contract were behind schedule. $400,000 was collected from the customer in 2012, and subsequently, $150,000 was collected in 2013. The final payment for the balance due under the contract has been approved to be paid, although the funds have not been received as of the filing date.  As of the date of the filing, the customer owes approximately $313,000.

6. Property and Equipment, Intangible Assets and Depreciation and Amortization

Property and equipment are stated at cost.  Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to operations over the estimated service lives, principally using straight-line methods. Leasehold improvements are amortized over the shorter of the life of the improvement or the lease term, using the straight-line method.

The estimated useful lives used to compute depreciation and amortization for financial reporting purposes are as follows:

Equipment and leasehold improvements
Equipment (years)	3	-	5
Furniture and fixtures (years)	3	-	5
Software (years)		3
Leasehold improvements	life or lease term

Intangible assets consist of patents.  Patent costs are capitalized until patents are awarded. Upon award, such costs are amortized using the straight-line method over their respective economic lives. If a patent is denied, all costs are charged to operations in that year.

7. Impairment or Disposal of Long Lived Assets, including Intangible Assets

We review our long-lived assets, including intangible assets subject to amortization, whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amount to the future undiscounted cash flows the assets are expected to generate. If such assets are considered impaired, the impairment to be recognized is equal to the amount by which the carrying value of the assets exceeds their fair value determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. In assessing recoverability, we must make assumptions regarding estimated future cash flows and discount factors. If these estimates or related assumptions change in the future, we may be required to record impairment charges. Intangible assets with determinable lives are amortized over their estimated useful lives, based upon the pattern in which the expected benefits will be realized, or on a straight-line basis, whichever is greater. We did not record any impairment charges in any of the years presented.

8. Advertising Expense

The Company expenses the costs of advertising as incurred. Advertising expenses for the years ended December 31, 2012 and 2011 were approximately $114,000 and $170,000, respectively.

9. Deferred Revenue

Deferred revenue includes customer advances and amounts that have been billed per the contractual terms but have not been recognized as revenue. The majority of these amounts are related to maintenance contracts for which the revenue is recognized ratably over the applicable term, which generally is 12 months from the date the customer accepts the products.

10. Research and Development Expenditures

Research and development expenses include costs directly attributable to the conduct of research and development programs primarily related to the development of our software products and improving the efficiency and capabilities of our existing software. Such costs include salaries, payroll taxes, employee benefit costs, materials, supplies, depreciation on research equipment, services provided by outside contractors, and the allocable portions of facility costs, such as rent, utilities, insurance, repairs and maintenance, depreciation and general support services. All costs associated with research and development are expensed as incurred.

11. Earnings Per Share of Common Stock (“EPS”)

The Company’s EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted-average number of common shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes, when the effect of their inclusion is dilutive. See Note R -  Earnings Per Share “EPS”, for additional information.

12. Accounting for Stock-Based Compensation

The Company accounts for share based compensation in accordance with the provisions of ASC 718-10, “Compensation — Stock Compensation,” which requires measurement of compensation cost for all stock awards at fair value on date of grant and recognition of compensation over the service period for awards expected to vest. The majority of our share-based compensation arrangements vest over either a three or four year vesting schedule. The Company expenses its share-based compensation under the ratable method, which treats each vesting tranche as if it were an individual grant. The fair value of stock options is determined using the Black-Scholes valuation model, and requires the input of highly subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (the “expected option term”), the estimated volatility of our common stock price over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield. Changes in these subjective assumptions can materially affect the estimate of fair value of stock-based compensation and consequently, the related amount recognized as an expense in the consolidated statements of operations. As required under the accounting rules, we review our valuation assumptions at each grant date and, as a result, are likely to change our valuation assumptions used to value employee stock-based awards granted in future periods. The values derived from using the Black-Scholes model are recognized as expense over the service period, net of estimated forfeitures (the number of individuals that will ultimately not complete their vesting requirements). The estimation of stock awards that will ultimately vest requires significant judgment. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. Actual results, and future changes in estimates, may differ substantially from our current estimates.

The compensation expense recognized under ASC 718 amounted to $49,842 and $57,180 for the years ended December 31, 2012 and 2011 respectively.

The following table presents share-based compensation expenses for continuing operations included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2012	2011

Selling, general and administrative	$22,502	$12,054
Research, development and engineering	27,340	45,126
	$49,842	$57,180

Valuation Assumptions for Stock Options

For the years ended December 31, 2012 and 2011, 600,000 and 845,000 stock options were granted, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2012	2011
Risk free interest rate	0.80%	1.64%
Expected life of options (in years)	4.48	4.52
Expected dividends	0%	0%
Volatility of stock price	114%	114%

The stock volatility for each grant is determined based on the review of the experience of the weighted average of historical daily price changes of the Company’s common stock over the expected option term. The expected term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options; and the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

13. Income Taxes

The provision for, or benefit from, income taxes includes deferred taxes resulting from the temporary differences in income for financial and tax purposes using the liability method. Such temporary differences result primarily from the differences in the carrying value of assets and liabilities. Future realization of deferred income tax assets requires sufficient taxable income within the carryback, carryforward period available under tax law. The Company evaluates, on a quarterly basis whether, based on all available evidence, if it is probable that the deferred income tax assets are realizable. Valuation allowances are established when it is more likely than not that the tax benefit of the deferred tax asset will not be realized. The evaluation, as prescribed by ASC 740-10, “Income Taxes,” includes the consideration of all available evidence, both positive and negative, regarding historical operating results including recent years with reported losses, the estimated timing of future reversals of existing taxable temporary differences, estimated future taxable income exclusive of reversing temporary differences and carryforwards, and potential tax planning strategies which may be employed to prevent an operating loss or tax credit carryforward from expiring unused. Because of the Company’s historical performance and estimated future taxable income, a full valuation allowance has been established.

The Company accounts for uncertain tax provisions in accordance with ASC 740-10-05 “Accounting for Uncertainty in Income Taxes.” The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

14. Recent Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective, accounting standard if currently adopted would have a material effect on the accompanying consolidated financial statements.

Note B - Factoring	12 Months Ended
Dec. 31, 2012
Factoring [Text Block]
Factoring [Text Block]

NOTE B—FACTORING

Due from factor consisted of the following as of December 31:

	Original Invoice Value	Factored Amount	Factored Balance due
Year Ended December 31, 2012
Factored accounts receivable	$744,315	$554,411	$189,904
Year Ended December 31, 2011
Factored accounts receivable	$-	$-	$-

As of December 2011, the Company entered into a 24 month accounts receivable factoring arrangement with a financial institution (the “Factor”). Pursuant to the terms of the arrangement, the Company, from time to time shall sell to the Factor certain of its accounts receivable balances on a non-recourse basis for credit approved accounts. The Factor shall then remit 75% of the accounts receivable balance to the Company (the “Advance Amount”), with the remaining balance, less fees to be forwarded to the Company once the Factor collects the full accounts receivable balance from the customer. Factoring fees range from 2.75% to 15% of the face value of the invoice factored, and are determined by the number of days required for collection of the invoice.

Note C - Fair Values of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

8.                      FAIR VALUES OF FINANCIAL INSTRUMENTS

Cash and cash equivalents, accounts and notes receivable, accounts payable, accrued liabilities, and notes payable, are carried at, or approximate, fair value because of their short-term nature.

NOTE C—FAIR VALUES OF FINANCIAL INSTRUMENTS

Cash and cash equivalents, accounts and notes receivable, accounts payable, accrued liabilities, and notes payable, are carried at, or approximate, fair value because of their short-term nature.

Note D - Concentration of Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

9.                      MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLES

For the three months ended March 31, 2013 and 2012, three customers accounted for 61% and 76% of revenue, respectively.  At March 31, 2013, one customer accounted for 56% of accounts receivable.  At December 31, 2012, two customers accounted for 88% of accounts receivable.

NOTE D—CONCENTRATION OF RISK

Financial instruments which potentially subject the Company to risk primarily consist of cash and accounts receivables.

The Company maintains its cash balances in a financial institution in Nevada. All non-interest bearing accounts are fully insured by the Federal Deposit Insurance Corporation (FDIC) through December 31, 2012 and interest-bearing accounts are insured by the FDIC up to $250,000.  The Company has not incurred any losses on these accounts.

The Company extends credit to customers on an unsecured basis in the normal course of business. The Company’s policy is to perform an analysis of the recoverability of its receivables at the end of each reporting period and to establish allowances where appropriate. The Company analyzes historical bad debts and contract losses, customer concentrations, and customer credit-worthiness when evaluating the adequacy of the allowances.

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, as follows:

	Years Ended December 31,
	2012	2011

Customer A	31%	15%
Customer B	18%	—
Customer C	* %	43%

*      Less than 10% of total revenue

The Company had certain customers whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

	As of December 31,
	2012	2011

Customer C	74%	78%
Customer D	14%	—

*      Less than 10% of total accounts receivable

Note E - Note Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE E—NOTE RECEIVABLE

As consideration for the Asset Sale of its Law Enforcement division (the “Business”) to InterAct911 Mobile Systems, Inc. in 2009, the Buyer paid the Company an aggregate purchase price of approximately $11.3 million. The consideration consisted of cash payments totaling $7.3 million and the issuance of a promissory note (the “Note”) in the original principal amount of $4 million in favor of the Company. The Note earned interest, payable on a quarterly basis, at a rate per annum equal to six percent (6%) compounded annually on the principal sum from time to time outstanding.

Effective as of December 30, 2010, the Company entered into an Amendment and Waiver agreement (the “Amendment and Waiver”) with respect to the Note. Under the original terms of the Note, the initial scheduled repayment of principal, equal to $1,334,000, was due to be paid to the Company on December 8, 2010. Pursuant to the Amendment and Waiver, the Company agreed to defer $834,000 of this initial payment into three equal payments due over the course of the first three quarters of 2011, of which the first payment of $278,000 was received in April 2011.

In exchange for this deferral, the Buyer made a principal payment of $500,000 (received in December 2010), agreed to increase the interest rate on the deferred amount from six percent to twelve percent, and agreed to have the owner of the Parent, Silkroad Equity LLC, forfeit all of the 8,000,000 warrants previously granted to it by the Company.

Effective as of May 19, 2011, the Buyer exercised its option to prepay the balance due of $3,222,000 under the Note. In consideration for the early payment from the Buyer, the Company accepted a $150,000 discount on the principal amount due, of which $50,000 was absorbed by the Secured Promissory Note holders). The total amount received by the Company was $3,113,654 which included principal amount of $3,222,000, interest income of $30,888 and a reimbursement of legal fees incurred of $10,766 net of the discount of $150,000.

Note F - Equipment and Leashold Improvements	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE F—EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consisted of the following as of December 31:

	2012	2011

Equipment	$302,052	$302,052
Furniture and fixtures	99,199	99,199
Software	28,624	28,624
Leasehold improvements	39,975	39,975
	469,850	469,850

Less accumulated depreciation and amortization	(445,583)	(416,980)

Total	$24,267	$52,870

Depreciation and amortization were $28,603 and $31,462 for the periods ending December 31, 2012 and 2011, respectively.

Note G - Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
Intangible Assets Disclosure [Text Block]

NOTE G—INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31:

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Patents and patents pending	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Total	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Aggregate amortization expense for the years ended December 31, 2012 and 2011, was $11,269 and $11,270 respectively. The estimated aggregate amortization expense of intangible assets for the years following December 31, 2012 is approximately $11,270 per year for 2013 through 2017, and $139,561 thereafter.

Note H - Accrued Laibilites	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE H—ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31:

	2012	2011

Compensation	$243,049	$227,579
Compensated absences	133,535	159,949
Dividends payable (see Note K)	3,435	3,435
Interest payable – related party (Note K)	47,935	23,309
Accrued legal and accounting fees	84,954	111,300
Income taxes (see Note P)	-	26,500
Other	80,691	123,761

Total	$593,599	$675,833

Note I - Related Party	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE I—RELATED PARTY

Consulting Arrangement with Thomas J. Colatosti (“Colatosti”)

In connection with his appointment to the Board of Directors in September 2002, and as acting Chief Financial Officer from November 2008 to December 2009, the Company has entered into a number of consulting arrangements with Colatosti. Under the most recent arrangement, which was entered into on January 12, 2010, Mr. Colatosti provided services to the Company and its subsidiary for the two-year term ended December 31, 2011 at a rate of $5,000 per month.

Mr. Colatosti has substantial experience in the biometric industry and in addition to his role as the Chairman of the Board of Directors of the Company, provides extensive service to the Company in the areas of strategic planning and corporate finance. For the year ended December 31, 2011, Mr. Colatosti earned  $60,000, of which $50,000 remained outstanding and payable at both December 31, 2012 and 2011.  The balance owed to Colatosti is included in accounts payable.

Note J - Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

NOTE J—DEFERRED REVENUE

The components of deferred revenue are as follows as of December 31:

	2012	2011

Current Portion
Maintenance contracts	$496,055	$335,246
Customer deposit	12,465	122,500
Fully deferred systems, installation and acceptance revenue	-	69,346
	508,520	527,092
Long-Term Portion
Maintenance contracts	-	1,000

Total	$508,520	$528,092

Maintenance contracts include provisions for unspecified when-and-if available product updates and customer telephone support services, and are recognized ratably over the term of the service period. Fully deferred systems, installation and acceptance revenue relates to projects that have been billed per the contractual terms, however because of undelivered elements or acceptance criteria, revenue has not yet been recognized. These amounts are expected to be completed within the next 12 months and are classified as current liabilities.

Long-term maintenance contracts are comprised of multiple year support contracts, and are recognized ratably over the applicable term.

Note K - Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5.                      NOTES PAYABLE

The 2010 Exchange Agreement

Effective as of December 31, 2010, the Company entered into a Securities Exchange Agreement (the “2010 Exchange Agreement”) with Thomas Colatosti (“Colatosti”), the Company’s Chairman of the Board. Pursuant to the 2010 Exchange Agreement, Mr. Colatosti agreed to exchange all of his outstanding shares of Series D Convertible Preferred Stock, including all accrued and unpaid dividends thereon, and the 7% Convertible Promissory Note dated as of December 28, 2009 issued by the Company to Mr. Colatosti in the original principal amount of $64,878 for a new non-convertible 7% Secured Promissory Note in the original principal amount of $350,804 (the “Colatosti Note”).

The principal and interest under the Colatosti Note was scheduled to be repaid by the Company in cash on December 31, 2012. Pursuant to a Note Amendment and Extension Agreement effective as of December 31, 2012, the maturity date of the Colatosti Note was extended to March 31, 2013. In February 2013, the principal balance and accrued interest owing under the Colatosti Note was repaid from the proceeds of the new financing (see Note 2).  At March 31, 2013 and December 31, 2012, the amount payable under the Colatosti Note  was $0 and $321,428, respectively.

2013 Note Purchase Agreement

Pursuant to a Note Purchase Agreement dated February 26, 2013 by and between the Company and DRNC (the “InterDigital NPA”). Pursuant to the InterDigital NPA, the InterDigital Note was issued in a principal amount of $497,307 and bears interest at a rate of 7% per annum, with a default rate of 9% per annum while a nonpayment default is continuing. The InterDigital Note matures on December 31, 2015, is secured by a security interest in all of the tangible and intangible assets of the Company and is subject to acceleration upon an event of default. Under the InterDigital NPA, commencing July 1, 2013, the Company is required to comply with certain financial covenants, including a leverage ratio covenant and an annual limit on capital expenditures other than in the ordinary course of business.. A portion of the proceeds from the sale of the InterDigital Note were used to repay the Colatosti Note in full, with the remaining proceeds to be used for other general corporate purposes.  At March 31, 2013, the amount payable under the InterDigital Note was $497,307.

In connection with the InterDigital NPA and InterDigital Note, the Company incurred costs totaling $57,203.  Such costs were capitalized and are being amortized over the term of the InterDigital Note on the effective interest method.

NOTE K—NOTES PAYABLE

The 2010 Exchange Agreement

Effective as of December 31, 2010, the Company entered into a Securities Exchange Agreement (the “2010 Exchange Agreement”) with the Shaar Fund, Ltd. (“Shaar”) and Colatosti.  Pursuant to the 2010 Exchange Agreement, Shaar exchanged all of its outstanding shares of the Company’s Series D Convertible Preferred Stock, including all accrued and unpaid dividends thereon, and the 7% Convertible Promissory Note dated as of December 28, 2009 issued by the Company to Shaar in the original principal amount of $673,079 for an installment payment of $500,000 and a new non-convertible 7% Secured Promissory Note in the original principal amount of $3,157,759 (the “Shaar Note”).  The installment payment was made in January 2011. Shaar also exchanged all of its existing warrants to purchase the Company’s common stock, exercisable for an aggregate of 5,108,333 shares, for a new five-year warrant to purchase up to an aggregate of 8,000,000 shares of the Company’s common stock at an exercise price of $0.30 per share.  In addition, pursuant to the 2010 Exchange Agreement, Mr. Colatosti agreed to exchange all of his outstanding shares of Series D Convertible Preferred Stock, including all accrued and unpaid dividends thereon, and the 7% Convertible Promissory Note dated as of December 28, 2009 issued by the Company to Mr. Colatosti in the original principal amount of $64,878 for a new non-convertible 7% Secured Promissory Note in the original principal amount of $350,804 (the “Colatosti Note”).

Pursuant to the Exchange Agreement, the Company made a cash payment to Shaar in the amount of $500,000 at the closing of the exchange and also paid approximately $125,209 to Shaar on January 31, 2011 in full satisfaction of the Company’s obligations to Shaar for all accrued and unpaid dividends with respect to the Company’s Series B Convertible Preferred Stock and Series C Convertible Preferred Stock formerly held by Shaar. Effective as of May 20, 2011, the Company exercised its option to prepay the balance due of $3,157,759 owed to Shaar on its Secured Promissory Note.

Effective as of May 20, 2011, the Company exercised its option to prepay the balance due of $3,157,759 owed to Shaar on its Secured Promissory Note. In consideration of the $150,000 discount granted by the Company for the early payment of the Note Receivable (see “Note E — Note Receivable”), the Company’s Secured Promissory Note holders agreed to effectively absorb $50,000 of the discount, with the remainder borne by the Company. The discount was prorated to both Note holders which reduced the Shaar payment by $45,624 and the principle amount owed on the Colatosti Note by $4,376. The total amount paid by the Company to Shaar was $3,192,421 and included principal of $3,157,759, interest of $80,286 less Shaar’s share of the discount described above.

The principal and interest under the Colatosti Note was scheduled to be repaid by the Company in cash on December 31, 2012.  Pursuant to a Note Amendment and Extension Agreement effective as of December 31, 2012, the maturity date of the Colatosti Note was extended to March 31, 2013. The Company’s obligations under the Colatosti Note were secured by substantially all of the Company’s assets.  At December 31, 2012 and 2011, note payable was $321,428 and $346,428, respectively. Interest incurred on the Colatosti note amounted to $24,626 and $23,309 for the years ended December 31, 2012 and 2011, respectively. Accrued interest owed amounted to $47,935 and $23,309 at December 31, 2012 and 2011, respectively, and is included in accrued liabilities (see Note H).

In February 2013, the principal balance and accrued interest owing under the Colatosti Note was repaid from the proceeds of the new financing (see Note S).

Note L - Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE L—SEGMENT INFORMATION

The Company has determined that its continuing operations are one discrete segment consisting of Biometric products. Geographically, North American sales accounted for approximately 93% and 54% of the Company’s total sales for fiscal years 2012 and 2011, respectively. Of the 46% of the 2011 non-North American sales, 43% was sales to Africa.

Note M - Commitments	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]

NOTE M—COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company does not own any real estate but conducts operations from three leased premises. These non-cancelable operating leases expire at various dates through 2014. In addition to base rent, the Company pays for property taxes, maintenance, insurance and other occupancy expenses according to the terms of the individual leases.

Future minimum rental commitments of non-cancelable operating leases are approximately as follows:

Years ending December 31,
2013	$137,870
2014	92,097

$229,967

Rental expense was approximately $169,000 and $166,000 during 2012 and 2011, respectively.

Lawsuit

During August 2012, Blue Spike, LLC filed suit against the Company in the United States District Court for the Eastern District of Texas alleging that the Company infringed one or more claims of U.S. Patents Nos. 7,346,472, 7,660,700, 7,949,494, and 8,214,175.  In December 2012, the Company reached an agreement to resolve litigation, which resulted in a dismissal of all claims asserted in this litigation (both against and by the Company) with prejudice.   Legal and settlement fees amounted to approximately $208,000.

Note N - Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

6.                      STOCKHOLDERS’ DEFICIENCY

Issuances of Common Stock

Pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and DRNC (the “InterDigital SPA”), the Company issued 4,026,935 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $402,693. DRNC has anti-dilution rights under the InterDigital SPA that would require the Company to issue additional shares to DRNC on a full-ratchet basis if the Company, within the nine months following February 26, 2013, sells or issues any common stock or common stock equivalents (other than sales or issuances to directors, officers, employees or independent contractors in the ordinary course of business for compensation purposes and stock splits and stock dividends payable in respect of the Company’s common stock) having a purchase, exercise or conversion price per share of less than $0.10.

Concurrently with the closing of the transactions described above, the Company closed an equity financing with a number of private investors pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and such private and institutional investors (the “Private Investor SPA”). Pursuant to the Private Investor SPA, the Company issued 5,000,000 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $500,000.

In connection with the share issuances described above, the Company incurred costs of $46,176 which were offset against additional paid-in capital.

Issuances of Stock Options

For the three months ended March 31, 2013 and 2012, 2,300,000 and 1,125,000 stock options were granted, respectively. Terms of the options issued in 2013 include the following: term - 7 years, exercise price - $0.17, vesting - 3 years.

Derivative Liabilities

In connection with the issuances of equity instruments or debt, the Company may issue options or warrants to purchase common stock. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity. In addition, the equity instrument or debt may contain embedded derivative instruments, such as conversion options or listing requirements, which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative liability instrument. The Company accounts for derivative liability instruments under the provisions of FASB ASC 815, “Derivatives and Hedging.”

As discussed above, the Company issued shares to DRNC that contain anti-dilution rights.  The Company determined that the anti-dilution rights are embedded derivatives that must be bifurcated and recorded as derivative liabilities. In addition, the Company would be required to revalue the derivative liabilities at the end of each reporting period with the change in value reported on the statement of operations. The Company did not account for these derivative liabilities in its financial statements as it was determined to not be material.

NOTE N— EQUITY

1. Redeemable Preferred Stock

Within the limits and restrictions provided in the Company’s Certificate of Incorporation, the Board of Directors has the authority, without further action by the shareholders, to issue up to 5,000,000 shares of preferred stock, $.0001 par value per share, in one or more series, and to fix, as to any such series, any dividend rate, redemption price, preference on liquidation or dissolution, sinking fund terms, conversion rights, voting rights, and any other preference or special rights and qualifications.

2. Common Stock

The Company is authorized to issue 170,000,000 shares of common stock, $.0001 par value per share, of which 78,155,413 were outstanding as of December 31, 2012 and 2011.

Holders of common stock have equal rights to receive dividends when, as and if declared by the Board of Directors, out of funds legally available therefor. Holders of common stock have one vote for each share held of record and do not have cumulative voting rights.

Holders of common stock are entitled, upon liquidation of the Company, to share ratably in the net assets available for distribution, subject to the rights, if any, of holders of any preferred stock then outstanding. Shares of common stock are not redeemable and have no preemptive or similar rights. All outstanding shares of common stock are fully paid and nonassessable.

On February 26, 2013, the Company entered into an agreement to issue 4,026,935 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $402,693.  Concurrently, the Company closed an equity financing with a number of private and institutional investors and issued 5,000,000 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $500,000.  See Note S below.

3. Warrants

The Company has issued warrants to certain creditors, investors, investment bankers and consultants. A summary of warrant activity is as follows:

	Total Warrants	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding, as of December 31, 2010	10,261,615	$0.32

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(2,011,615)	0.39
Outstanding, as of December 31, 2011	8,250,000	$0.30	3.97

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, as of December 31, 2012	8,250,000	$0.30	2.97	—
Vested or expected to vest at December 31, 2012	8,250,000	$0.30	2.97	—
Exercisable at December 31, 2012	8,250,000	$0.30	2.97	—

Note O - Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3.                      SHARE BASED COMPENSATION

The following table presents share-based compensation expenses for continuing operations included in the Company’s unaudited condensed consolidated statements of operations:

	Three Months Ended March 31,
	2013	2012

Selling, general and administrative	$11,121	$2,223
Research, development and engineering	1,326	18,518
	$12,447	$20,741

NOTE O—STOCK OPTIONS

1999 Stock Option Plan

During 1999, the Board of Directors of the Company adopted the 1999 Stock Option Plan (the 1999 Plan). The 1999 Plan was not presented to stockholders for approval and thus incentive stock options are not available under the plan. Under the 1999 Plan, 2,000,000 shares of common stock are reserved for issuance to employees, officers, directors, and consultants of the Company at exercise prices which may not be below 85% of fair market value. The term of nonstatutory stock options granted may not exceed ten years. Options issued under the Plan vest pursuant to the terms of stock option agreements with the recipients. In the event of a change in control, as defined, all options outstanding vest immediately. The 1999 Plan expired in August 2009.

2004 Stock Option Plan

On October 12, 2004, the Board of Directors of the Company approved the 2004 Stock Option Plan (the 2004 Plan). The 2004 Plan has not yet been presented to stockholders for approval and thus incentive stock options are not available under this plan. Under the terms of this plan, 4,000,000 shares of common stock are reserved for issuance to employees, officers, directors, and consultants of the Company at exercise prices which may not be below 85% of fair market value. The term of stock options granted may not exceed ten years. Options issued under the Plan vest pursuant to the terms of stock option agreements with the recipients. In the event of a change in control, as defined, all options outstanding vest immediately. The Plan expires in October 2014.

Non-Plan Stock Options

Periodically, the Company has granted options outside of the 1999 and 2004 Plans to various employees and consultants. In the event of change in control, as defined, certain of the non-plan options outstanding vest immediately.

Stock Option Activity

Information summarizing option activity is as follows:

	Number of Options				Weighted average exercise	Weighted average remaining life	Aggregate intrinsic
	1999 Plan	2004 Plan	Non Plan	Total	price	(in years)	value

Outstanding, as of December 31, 2010	500,000	2,580,689	1,329,841	4,410,530	$0.25

Granted	—	845,000	—	845,000	0.14
Exercised	—	—	—	—	—
Forfeited	—	(210,000)	—	(210,000)	0.14
Expired	—	(383,853)	(257,265)	(641,118)	0.36
Outstanding, as of December 31, 2011	500,000	2,831,836	1,072,576	4,404,412	$0.22

Granted	—	600,000	—	600,000	0.09
Exercised	—	—	—	—	—
Forfeited	—	(164,623)	(365,378)	(530,001)	0.09
Expired	—	(504,941)	(707,198)	(1,212,139)	0.30
Outstanding, as of December 31, 2012	500,000	2,762,272	—	3,262,272	0.16	4.21	$2,325
Vested or expected to vest at December 31, 2012				2,972,404	0.16	4.04	$2,325
Exercisable at December 31, 2012				2,230,594	0.18	3.43	$2,325

The options outstanding and exercisable at December 31, 2012 were in the following exercise price ranges:

			Options Outstanding			Options Exercisable
Range of exercise prices			Number of shares	Weighted average exercise price	Weighted average remaining life (in years)	Number exercisable	Weighted average exercise price
$ 0.08	-	0.21	2,852,272	$0.11	4.23	1,820,594	$0.12
0.22	-	0.40	70,000	0.40	4.02	70,000	0.40
0.41	-	0.68	340,000	0.46	4.02	340,000	0.46
$ 0.07	-	0.68	3,262,272			2,230,594

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.09 as of December 31, 2012, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options exercisable as of December 31, 2012 was 775,000.

The weighted average fair value of options granted during the years ended December 31, 2012 and 2011 was $0.05 and $0.11 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $0. The total fair value of shares vested during the years ended December 31, 2012 and 2011 was $70,026 and $52,879 respectively.

As of December 31, 2012 future compensation cost related to nonvested stock options is $47,220 and will be recognized over an estimated weighted average period of 1.55 years.

Note P - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE P—INCOME TAXES

There was no provision for federal or state taxes as at December 31, 2012. The provision for income taxes as at December 31, 2011 was comprised of federal alternative minimum tax of $16,500 and minimum state taxes of $10,000.

The Company has deferred taxes due to income tax credits, net operating loss carryforwards, and the effect of temporary differences between the carrying values of certain assets and liabilities for financial reporting and income tax purposes. Significant components of deferred taxes are as follows at December 31:

	2012	2011

Current asset:
Accrued compensation	$128,000	$119,000
Accounts receivable allowance	8,000	156,000
Non-current asset (liability):
Stock-based compensation	336,000	—
Basis differences in fixed assets	(10,000)	(21,000)
Basis differences in intangible assets	(77,000)	31,000
Net operating loss carryforwards	16,143,000	15,912,000
Valuation allowances	(16,528,000)	(16,197,000)

	$—	$—

The Company has a valuation allowance against the full amount of its net deferred taxes due to the uncertainty of realization of the deferred tax assets due to operating loss history of the Company. The Company currently provides a valuation allowance against deferred taxes when it is more likely than not that some portion, or all of its deferred tax assets will not be realized. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income. Similarly, income tax benefits related to stock options exercised have not been recognized in the financial statements.

As of December 31, 2012, the Company has federal net operating loss carryforwards of approximately $44,800,000 subject to expiration between 2018 and 2032.  These net operating loss carryforwards are subject to the limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company.

A reconciliation of the effective income tax rate on operations reflected in the Statements of Operations to the US Federal statutory income tax rate is presented below.

	2012	2011

US Federal statutory income tax rate	34%	34%
Permanent differences	831	(4)
Alternative minimum tax	—	1
Effect of net operating loss	(865)	(30)

Effective tax rate	—%	1%

The Company has not been audited by the Internal Revenue Service (“IRS”) or any states in connection with income taxes. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The periods from 2009 through 2012 remain open to examination by the IRS and state jurisdictions. The Company believes it is not subject to any tax audit risk beyond those periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any significant interest expense recognized during the years ended December 31, 2012 and 2011.

Note Q - Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE Q—PROFIT SHARING PLAN

The Company has established a savings plan under section 401(k) of the Internal Revenue Code. All employees of the Company, after completing one day of service are eligible to enroll in the 401(k) plan. Participating employees may elect to defer a portion of their salary on a pre-tax basis up to the limits as provided by the IRS Code. The Company is not required to match employee contributions but may do so at its discretion. The Company made no contributions during the years ended December 31, 2012 and 2011.

Note R - Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

4.                      EARNINGS PER SHARE (“EPS”)

The Company’s basic EPS is calculated using net income available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes and preferred stock.

The reconciliation of the numerator of the basic and diluted EPS calculations was as follows for the three month periods ended March 31, 2013 and 2012:

	Three Months ended March 31,
	2013	2012

Basic Numerator:

Net (loss) income	$(315,579)	$363,498

Basic Denominator:	81,465,289	78,155,413
Per Share Amount	$0.00	$0.00

The following table summarizes the potential weighted average shares of common stock that were included in the diluted per share calculation for the three months ended March 31, 2013 and 2012.

	Three Months Ended March 31,
	2013	2012

Stock Options	-	759

	Three Months ended March 31,
	2013	2012

Dilutive Numerator:

Net (loss) income	$(315,579)	$363,498

Dilutive Denominator:	81,465,289	78,156,172
Per Share Amount	$0.00*	$0.00*

* Represents less than $0.01 per share

The following table sets forth the options and warrants which were excluded from the diluted per share calculation even though the exercise prices were  less than the average market price of the common shares because the effect of including these potential shares was antidilutive due to the net losses for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31,
	2013	2012

Stock options	647,660	-
Warrants	-	-

Total	647,660	-

The following table sets forth options and warrants which were excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Three Months Ended March 31,
	2013	2012

Stock options	3,025,000	4,588,560
Warrants	8,250,000	8,250,000

Total	11,275,000	12,838,560

NOTE R—EARNINGS PER SHARE (EPS)

The Company’s basic EPS is calculated using net income (loss) available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes and preferred stock.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise price was less than the average market price of the common shares.

	Years ended December 31,
	2012	2011

Stock Options	—	379,865

Potentially dilutive securities	—	379,865

Items excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Years ended December 31,
	2012	2011

Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000

Total	11,512,272	11,337,140

Note S - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE S—SUBSEQUENT EVENTS

On February 26, 2013, the Company entered into a number of agreements with affiliates of InterDigital, Inc. (NASDAQ: IDCC) (“InterDigital”) relating to a research and development collaboration arrangement (the “R&D Collaboration”).  In connection with this arrangement, affiliates of InterDigital have invested an aggregate of $900,000 in return for newly issued shares of the Company’s common stock (the “InterDigital Equity Investment”) and the Company’s issuance of a senior secured promissory note that will mature December 31, 2015 (the “InterDigital Note”).

The InterDigital Equity Investment was made pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and DRNC Holdings, Inc. (“DRNC”) (the “InterDigital SPA”).  Pursuant to the InterDigital SPA, the Company issued 4,026,935 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $402,693.  DRNC has anti-dilution rights under the InterDigital SPA that would require the Company to issue additional shares to DRNC on a full-ratchet basis if the Company, within the nine months following February 26, 2013, sells or issues any common stock or common stock equivalents (other than sales or issuances to directors, officers, employees or independent contractors in the ordinary course of business for compensation purposes and stock splits and stock dividends payable in respect of the Company’s common stock) having a purchase, exercise or conversion price per share less than $0.10.

The InterDigital Note was issued pursuant to a Note Purchase Agreement dated February 26, 2013 by and between the Company and DRNC (the “InterDigital NPA”).  Pursuant to the InterDigital NPA, the InterDigital Note was issued in a principal amount of $497,307 and bears interest at a rate of 7% per annum, with a default rate of 9% per annum while a nonpayment default is continuing.  The InterDigital Note is secured by a security interest in all of the tangible and intangible assets of the Company, and is subject to acceleration upon an event of default.  Under the InterDigital NPA, the Company agreed to comply with certain financial covenants, including a leverage ratio covenant and an annual limit on capital expenditures other than in the ordinary course of business.  A portion of the proceeds from the sale of the InterDigital Note were used to repay the Colatosti Note (see Note I) in full, with the remaining proceeds to be used for other general corporate purposes.

Concurrently with the closing of the InterDigital transactions described above, the Company closed an equity financing with a number of private investors (the “Private Investor Investment”) pursuant to a Securities Purchase Agreement dated February 26, 2013 by and between the Company and such private and institutional investors (the “Private Investor SPA”).  Pursuant to the Private Investor SPA, the Company issued 5,000,000 shares of its common stock at a purchase price $0.10 per share, for an aggregate purchase price of $500,000.

The total combination of debt, equity and R&D funding of $1,425,000 at closing was used to repay existing debt (the Colatosti Note as defined in Note L, in full), fund growth initiatives and provide general working capital for the business. The transactions are expected to close on or around the end of the first quarter of 2013, and are not expected to have a material effect on the number of common shares or potential common shares of the Company.

Note 1 - Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis of Accounting [Text Block]
Basis of Accounting [Text Block]

1.                      BASIS OF PRESENTATION

The accompanying unaudited interim condensed consolidated financial statements include the accounts of BIO-key International, Inc. and its wholly-owned subsidiary (collectively, the “Company”) and are stated in conformity with accounting principles generally accepted in the United States of America, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. Pursuant to such rules and regulations, certain financial information and footnote disclosures normally included in the financial statements have been condensed or omitted. Significant intercompany accounts and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited interim consolidated financial statements contain all necessary adjustments, consisting only of those of a recurring nature, and disclosures to present fairly the Company’s financial position and the results of its operations and cash flows for the periods presented. The balance sheet at December 31, 2012 was derived from the audited financial statements, but does not include all of the disclosures required by accounting principles generally accepted in the United States of America. These unaudited interim condensed consolidated financial statements should be read in conjunction with the financial statements and the related notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012 (the “Form 10-K”), filed on April 1, 2013.

Recently Issued Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective, accounting standard if currently adopted would have a material effect on the accompanying consolidated financial statements.

Note 2 - Going Concern	3 Months Ended
Mar. 31, 2013
Going Concern [Text Block]
Going Concern [Text Block]

2.                      GOING CONCERN

The Company has incurred significant losses to date and at March 31, 2013,  had an accumulated deficit of approximately $53 million. In addition, broad commercial acceptance of the Company’s technology is critical to the Company’s success and ability to generate future revenues. At March 31, 2013, the Company’s total cash and cash equivalents were approximately $452,000, as compared to approximately $84,000 at December 31, 2012.

The Company has financed itself in the past through access to the capital markets by issuing secured and convertible debt securities, convertible preferred stock, common stock, and through factoring receivables. The Company currently requires approximately $390,000 per month to conduct  operations, a monthly amount that we have been unable to achieve through revenue generation.

During the three months ended March 31, 2013, the Company raised proceeds of $1,297,000 net of fees through the issuance of a senior secured promissory note and shares of common stock . See Notes 5 and 6.

If the Company is unable to generate sufficient revenue to meet our goals, it will need to obtain additional third-party financing to (i) conduct the sales, marketing and technical support necessary to execute its plan to substantially grow operations, increase revenue and serve a significant customer base; and (ii) provide working capital. No assurance can be given that any form of additional financing will be available on terms acceptable to the Company, that adequate financing will be obtained by the Company, in order to meet its needs, or that such financing would not be dilutive to existing shareholders.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern, and assumes continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The matters described in the preceding paragraphs raise substantial doubt about the Company’s ability to continue as a going concern. Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, and become profitable in its future operations. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Note 7 - Segment Information	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

7.                      SEGMENT INFORMATION

The Company has determined that its continuing operations are one discrete segment consisting of Biometric products. Geographically, North American sales accounted for approximately 98% and 97% of the Company’s total sales for the three months ended March 31, 2013 and 2012, respectively.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Basis of Presentation

We have incurred significant losses to date, and at December 31, 2012, we had an accumulated deficit of approximately $52 million. In addition, broad commercial acceptance of our technology is critical to the Company’s success and ability to generate future revenues. At December 31, 2012, our total cash and cash equivalents were approximately $84,000, as compared to approximately $43,000 at December 31, 2011.

As discussed below, the Company has financed itself in the past through access to the capital markets by issuing secured and convertible debt securities, convertible preferred stock,  common stock, and recently through factoring receivables. We currently require approximately $385,000 per month to conduct our operations, a monthly amount that we have been unable to achieve through revenue generation.

If the Company is unable to generate sufficient revenue to meet our goals, we will need to obtain additional third-party financing to (i) conduct the sales, marketing and technical support necessary to execute our plan to substantially grow operations, increase revenue and serve a significant customer base; and (ii) provide working capital. No assurance can be given that any form of additional financing will be available on terms acceptable to the Company, that adequate financing will be obtained by the Company in order to meet its needs, or that such financing would not be dilutive to existing shareholders.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern, and assumes continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The matters described in the preceding paragraphs raise substantial doubt about the Company’s ability to continue as a going concern. Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, and become profitable in its future operations. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Consolidation, Policy [Policy Text Block]

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of BIO-key International, Inc. and its wholly-owned subsidiary (collectively, the “Company”). Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

Our consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) and consider the various staff accounting bulletins and other applicable guidance issued by the U.S. Securities and Exchange Commission (SEC). These accounting principles require us to make certain estimates, judgments and assumptions. We believe that the estimates, judgments and assumptions upon which we rely are reasonable based upon information available to us at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenues and expenses during the periods presented. To the extent there are material differences between these estimates, judgments or assumptions and actual results, our consolidated financial statements will be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting among available alternatives would not produce a materially different result.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenues from software licensing are recognized in accordance with ASC 985-605, “Software Revenue Recognition. Accordingly, revenue from software licensing is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

The Company intends to enter into arrangements with end users for items which may include software license fees, and services or various combinations thereof. For each arrangement, revenues will be recognized when evidence of an agreement has been documented, the fees are fixed or determinable, collection of fees is probable, delivery of the product has occurred and no other significant obligations remain.

Multiple-Element Arrangements: For multiple-element arrangements, the Company applies the residual method in accordance with ASC 985-605. The residual method requires that the portion of the total arrangement fee attributable to the undelivered elements be deferred based on its VSOE of fair value and subsequently recognized as the service is delivered. The difference between the total arrangement fee and the amount deferred for the undelivered elements is recognized as revenue related to the delivered elements, which is generally the software license. VSOE of fair value for all elements in an arrangement is based upon the normal pricing for those products and services when sold separately. VSOE of fair value for support services is additionally determined by the renewal rate in customer contracts. The Company has established VSOE of fair value for support as well as consulting services.

License Revenues: Amounts allocated to license revenues are recognized at the time of delivery of the software and all other revenue recognition criteria discussed above have been met.

Revenue from licensing software, which requires significant customization and modification, is recognized using the percentage of completion method, based on the hours of effort incurred by the Company in relation to the total estimated hours to complete. In instances where third party hardware, software or services form a significant portion of a customer’s contract, the Company recognizes revenue for the element of software customization by the percentage of completion method described above. Otherwise, third party hardware, software, and services are recognized upon shipment or acceptance as appropriate. If the Company makes different judgments or utilizes different estimates of the total amount of work expected to be required to customize or modify the software, the timing and revenue recognition, from period to period, and the margins on the project in the reporting period, may differ materially from amounts reported. Anticipated contract losses are recognized as soon as they become known and are estimable.

Service Revenues: Revenues from services are comprised of maintenance and consulting and implementation services. Maintenance revenues include providing for unspecified when-and-if available product updates and customer telephone support services, and are recognized ratably over the term of the service period. Consulting services are generally sold on a time-and-materials basis and include a range of services including installation of software and assisting in the design of interfaces to allow the software to operate in customized environments. Services are generally separable from other elements under the arrangement since performance of the services are not essential to the functionality of any other element of the transaction and are described in the contract such that the total price of the arrangement would be expected to vary as the result of the inclusion or exclusion of the services. Revenues from services are generally recognized as the services are performed.

The Company provides customers, free of charge or at a minimal cost, testing kits which potential licensing customers may use to test compatibility/acceptance of the Company’s technology with the customer’s intended applications.

Costs and other expenses: Includes professional compensation and other direct contract expenses, as well as costs attributable to the support of client service professional staff, depreciation and amortization costs related to assets used in revenue-generating activities, and other costs attributable to serving the Company’s client base. Professional compensation consists of payroll costs and related benefits including stock-based compensation and bonuses. Other direct contract expenses include costs directly attributable to client engagements, such as out-of-pocket costs including travel and subsistence for client service professional staff, costs of hardware and software and costs of subcontractors. The allocation of lease and facilities charges for occupied offices is included in costs of service.

The Company accounts for its warranties under the FASB ASC 450 “Contingencies.” The Company generally warrants that its products are free from defects in material and workmanship for a period of one year from the date of initial receipt by our customers. The warranty does not cover any losses or damage that occurs as a result of improper installation, misuse or neglect or repair or modification by anyone other than the Company or its authorized repair agent. The Company’s policy is to accrue anticipated warranty costs based upon historical percentages of items returned for repair within one year of the initial sale. The Company’s repair rate of products under warranty has been minimal, and a historical percentage has not been established. The Company’s software license agreements generally include certain provisions for indemnifying customers against liabilities if the Company’s software products infringe upon a third party’s intellectual property rights. The Company has not provided for any reserves for warranty liabilities as it was determined to be immaterial.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents Cash equivalents consist of liquid investments with original maturities of three months or less. At December 31, 2012 and 2011, cash equivalents consisted of a money market account.
Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable billed and unbilled are carried at original amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful receivables by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history, and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. Accounts receivable at December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011

Accounts receivable	$625,310	$984,872
Allowance for doubtful accounts	(20,526)	(397,526)

Accounts receivable, net allowances for doubtful accounts	604,784	587,346

The allowance for doubtful accounts for the years ended December 31, 2012 and 2011 is as follows:

	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions From Reserves	Balance at End of Year
Year Ended December 31, 2012
Allowance for Doubtful Accounts	$397,526	$-	$377,000	$20,526
Year Ended December 31, 2011
Allowance for Doubtful Accounts	$11,526	$386,000	$-	$397,526

The allowance was set up primarily for one customer whose payments under a contract were behind schedule. $400,000 was collected from the customer in 2012, and subsequently, $150,000 was collected in 2013. The final payment for the balance due under the contract has been approved to be paid, although the funds have not been received as of the filing date.  As of the date of the filing, the customer owes approximately $313,000.

6. Property and Equipment, Intangible Assets and Depreciation and Amortization

Property and equipment are stated at cost.  Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to operations over the estimated service lives, principally using straight-line methods. Leasehold improvements are amortized over the shorter of the life of the improvement or the lease term, using the straight-line method.

The estimated useful lives used to compute depreciation and amortization for financial reporting purposes are as follows:

Equipment and leasehold improvements
Equipment (years)	3	-	5
Furniture and fixtures (years)	3	-	5
Software (years)		3
Leasehold improvements	life or lease term

Intangible assets consist of patents.  Patent costs are capitalized until patents are awarded. Upon award, such costs are amortized using the straight-line method over their respective economic lives. If a patent is denied, all costs are charged to operations in that year.

7. Impairment or Disposal of Long Lived Assets, including Intangible Assets

We review our long-lived assets, including intangible assets subject to amortization, whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amount to the future undiscounted cash flows the assets are expected to generate. If such assets are considered impaired, the impairment to be recognized is equal to the amount by which the carrying value of the assets exceeds their fair value determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. In assessing recoverability, we must make assumptions regarding estimated future cash flows and discount factors. If these estimates or related assumptions change in the future, we may be required to record impairment charges. Intangible assets with determinable lives are amortized over their estimated useful lives, based upon the pattern in which the expected benefits will be realized, or on a straight-line basis, whichever is greater. We did not record any impairment charges in any of the years presented.

8. Advertising Expense

The Company expenses the costs of advertising as incurred. Advertising expenses for the years ended December 31, 2012 and 2011 were approximately $114,000 and $170,000, respectively.

9. Deferred Revenue

Deferred revenue includes customer advances and amounts that have been billed per the contractual terms but have not been recognized as revenue. The majority of these amounts are related to maintenance contracts for which the revenue is recognized ratably over the applicable term, which generally is 12 months from the date the customer accepts the products.

10. Research and Development Expenditures

Research and development expenses include costs directly attributable to the conduct of research and development programs primarily related to the development of our software products and improving the efficiency and capabilities of our existing software. Such costs include salaries, payroll taxes, employee benefit costs, materials, supplies, depreciation on research equipment, services provided by outside contractors, and the allocable portions of facility costs, such as rent, utilities, insurance, repairs and maintenance, depreciation and general support services. All costs associated with research and development are expensed as incurred.

11. Earnings Per Share of Common Stock (“EPS”)

The Company’s EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted-average number of common shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes, when the effect of their inclusion is dilutive. See Note R -  Earnings Per Share “EPS”, for additional information.

12.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment, Intangible Assets and Depreciation and Amortization

Property and equipment are stated at cost.  Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to operations over the estimated service lives, principally using straight-line methods. Leasehold improvements are amortized over the shorter of the life of the improvement or the lease term, using the straight-line method.

The estimated useful lives used to compute depreciation and amortization for financial reporting purposes are as follows:

Equipment and leasehold improvements
Equipment (years)	3	-	5
Furniture and fixtures (years)	3	-	5
Software (years)		3
Leasehold improvements	life or lease term

Intangible assets consist of patents.  Patent costs are capitalized until patents are awarded. Upon award, such costs are amortized using the straight-line method over their respective economic lives. If a patent is denied, all costs are charged to operations in that year.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Impairment or Disposal of Long Lived Assets, including Intangible Assets

We review our long-lived assets, including intangible assets subject to amortization, whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amount to the future undiscounted cash flows the assets are expected to generate. If such assets are considered impaired, the impairment to be recognized is equal to the amount by which the carrying value of the assets exceeds their fair value determined by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique. In assessing recoverability, we must make assumptions regarding estimated future cash flows and discount factors. If these estimates or related assumptions change in the future, we may be required to record impairment charges. Intangible assets with determinable lives are amortized over their estimated useful lives, based upon the pattern in which the expected benefits will be realized, or on a straight-line basis, whichever is greater. We did not record any impairment charges in any of the years presented.

Advertising Costs, Policy [Policy Text Block]

Advertising Expense

The Company expenses the costs of advertising as incurred. Advertising expenses for the years ended December 31, 2012 and 2011 were approximately $114,000 and $170,000, respectively.

Revenue Recognition, Deferred Revenue [Policy Text Block]

Deferred Revenue

Deferred revenue includes customer advances and amounts that have been billed per the contractual terms but have not been recognized as revenue. The majority of these amounts are related to maintenance contracts for which the revenue is recognized ratably over the applicable term, which generally is 12 months from the date the customer accepts the products.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expenditures

Research and development expenses include costs directly attributable to the conduct of research and development programs primarily related to the development of our software products and improving the efficiency and capabilities of our existing software. Such costs include salaries, payroll taxes, employee benefit costs, materials, supplies, depreciation on research equipment, services provided by outside contractors, and the allocable portions of facility costs, such as rent, utilities, insurance, repairs and maintenance, depreciation and general support services. All costs associated with research and development are expensed as incurred.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share of Common Stock (“EPS”)

The Company’s EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted-average number of common shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuances of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes, when the effect of their inclusion is dilutive. See Note R -  Earnings Per Share “EPS”, for additional information.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Accounting for Stock-Based Compensation

The Company accounts for share based compensation in accordance with the provisions of ASC 718-10, “Compensation — Stock Compensation,” which requires measurement of compensation cost for all stock awards at fair value on date of grant and recognition of compensation over the service period for awards expected to vest. The majority of our share-based compensation arrangements vest over either a three or four year vesting schedule. The Company expenses its share-based compensation under the ratable method, which treats each vesting tranche as if it were an individual grant. The fair value of stock options is determined using the Black-Scholes valuation model, and requires the input of highly subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (the “expected option term”), the estimated volatility of our common stock price over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield. Changes in these subjective assumptions can materially affect the estimate of fair value of stock-based compensation and consequently, the related amount recognized as an expense in the consolidated statements of operations. As required under the accounting rules, we review our valuation assumptions at each grant date and, as a result, are likely to change our valuation assumptions used to value employee stock-based awards granted in future periods. The values derived from using the Black-Scholes model are recognized as expense over the service period, net of estimated forfeitures (the number of individuals that will ultimately not complete their vesting requirements). The estimation of stock awards that will ultimately vest requires significant judgment. We consider many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience. Actual results, and future changes in estimates, may differ substantially from our current estimates.

The compensation expense recognized under ASC 718 amounted to $49,842 and $57,180 for the years ended December 31, 2012 and 2011 respectively.

The following table presents share-based compensation expenses for continuing operations included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2012	2011

Selling, general and administrative	$22,502	$12,054
Research, development and engineering	27,340	45,126
	$49,842	$57,180

Valuation Assumptions for Stock Options

For the years ended December 31, 2012 and 2011, 600,000 and 845,000 stock options were granted, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2012	2011
Risk free interest rate	0.80%	1.64%
Expected life of options (in years)	4.48	4.52
Expected dividends	0%	0%
Volatility of stock price	114%	114%

The stock volatility for each grant is determined based on the review of the experience of the weighted average of historical daily price changes of the Company’s common stock over the expected option term. The expected term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options; and the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

Income Tax, Policy [Policy Text Block]

Income Taxes

The provision for, or benefit from, income taxes includes deferred taxes resulting from the temporary differences in income for financial and tax purposes using the liability method. Such temporary differences result primarily from the differences in the carrying value of assets and liabilities. Future realization of deferred income tax assets requires sufficient taxable income within the carryback, carryforward period available under tax law. The Company evaluates, on a quarterly basis whether, based on all available evidence, if it is probable that the deferred income tax assets are realizable. Valuation allowances are established when it is more likely than not that the tax benefit of the deferred tax asset will not be realized. The evaluation, as prescribed by ASC 740-10, “Income Taxes,” includes the consideration of all available evidence, both positive and negative, regarding historical operating results including recent years with reported losses, the estimated timing of future reversals of existing taxable temporary differences, estimated future taxable income exclusive of reversing temporary differences and carryforwards, and potential tax planning strategies which may be employed to prevent an operating loss or tax credit carryforward from expiring unused. Because of the Company’s historical performance and estimated future taxable income, a full valuation allowance has been established.

The Company accounts for uncertain tax provisions in accordance with ASC 740-10-05 “Accounting for Uncertainty in Income Taxes.” The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective, accounting standard if currently adopted would have a material effect on the accompanying consolidated financial statements.

Note A - The Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Description and Accounting Policies [Text Block]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Accounts receivable	$625,310	$984,872
Allowance for doubtful accounts	(20,526)	(397,526)

Accounts receivable, net allowances for doubtful accounts	604,784	587,346

Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions From Reserves	Balance at End of Year
Year Ended December 31, 2012
Allowance for Doubtful Accounts	$397,526	$-	$377,000	$20,526
Year Ended December 31, 2011
Allowance for Doubtful Accounts	$11,526	$386,000	$-	$397,526

Property, Plant and Equipment, Estimated Useful Lives
Equipment and leasehold improvements
Equipment (years)	3	-	5
Furniture and fixtures (years)	3	-	5
Software (years)		3
Leasehold improvements	life or lease term

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Selling, general and administrative	$11,121	$2,223
Research, development and engineering	1,326	18,518
	$12,447	$20,741

	Year ended December 31,
	2012	2011

Selling, general and administrative	$22,502	$12,054
Research, development and engineering	27,340	45,126
	$49,842	$57,180

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended December 31,
	2012	2011
Risk free interest rate	0.80%	1.64%
Expected life of options (in years)	4.48	4.52
Expected dividends	0%	0%
Volatility of stock price	114%	114%

Note B - Factoring (Tables)	12 Months Ended
Dec. 31, 2012
Note B - Factoring (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Accounts receivable	$625,310	$984,872
Allowance for doubtful accounts	(20,526)	(397,526)

Accounts receivable, net allowances for doubtful accounts	604,784	587,346

Factored Accounts Receivable [Member]
Note B - Factoring (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Original Invoice Value	Factored Amount	Factored Balance due
Year Ended December 31, 2012
Factored accounts receivable	$744,315	$554,411	$189,904
Year Ended December 31, 2011
Factored accounts receivable	$-	$-	$-

Note D - Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Years Ended December 31,
	2012	2011

Customer A	31%	15%
Customer B	18%	—
Customer C	* %	43%

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	As of December 31,
	2012	2011

Customer C	74%	78%
Customer D	14%	—

Note F - Equipment and Leashold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2012	2011

Equipment	$302,052	$302,052
Furniture and fixtures	99,199	99,199
Software	28,624	28,624
Leasehold improvements	39,975	39,975
	469,850	469,850

Less accumulated depreciation and amortization	(445,583)	(416,980)

Total	$24,267	$52,870

Note G - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Patents and patents pending	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Total	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Note H - Accrued Laibilites (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Schedule of Accrued Liabilities [Table Text Block]
	2012	2011

Compensation	$243,049	$227,579
Compensated absences	133,535	159,949
Dividends payable (see Note K)	3,435	3,435
Interest payable – related party (Note K)	47,935	23,309
Accrued legal and accounting fees	84,954	111,300
Income taxes (see Note P)	-	26,500
Other	80,691	123,761

Total	$593,599	$675,833

Note J - Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2012	2011

Current Portion
Maintenance contracts	$496,055	$335,246
Customer deposit	12,465	122,500
Fully deferred systems, installation and acceptance revenue	-	69,346
	508,520	527,092
Long-Term Portion
Maintenance contracts	-	1,000

Total	$508,520	$528,092

Note M - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2013	$137,870
2014	92,097

$229,967

Note N - Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Total Warrants	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding, as of December 31, 2010	10,261,615	$0.32

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(2,011,615)	0.39
Outstanding, as of December 31, 2011	8,250,000	$0.30	3.97

Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, as of December 31, 2012	8,250,000	$0.30	2.97	—
Vested or expected to vest at December 31, 2012	8,250,000	$0.30	2.97	—
Exercisable at December 31, 2012	8,250,000	$0.30	2.97	—

Note O - Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options				Weighted average exercise	Weighted average remaining life	Aggregate intrinsic
	1999 Plan	2004 Plan	Non Plan	Total	price	(in years)	value

Outstanding, as of December 31, 2010	500,000	2,580,689	1,329,841	4,410,530	$0.25

Granted	—	845,000	—	845,000	0.14
Exercised	—	—	—	—	—
Forfeited	—	(210,000)	—	(210,000)	0.14
Expired	—	(383,853)	(257,265)	(641,118)	0.36
Outstanding, as of December 31, 2011	500,000	2,831,836	1,072,576	4,404,412	$0.22

Granted	—	600,000	—	600,000	0.09
Exercised	—	—	—	—	—
Forfeited	—	(164,623)	(365,378)	(530,001)	0.09
Expired	—	(504,941)	(707,198)	(1,212,139)	0.30
Outstanding, as of December 31, 2012	500,000	2,762,272	—	3,262,272	0.16	4.21	$2,325
Vested or expected to vest at December 31, 2012				2,972,404	0.16	4.04	$2,325
Exercisable at December 31, 2012				2,230,594	0.18	3.43	$2,325

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options Outstanding			Options Exercisable
Range of exercise prices			Number of shares	Weighted average exercise price	Weighted average remaining life (in years)	Number exercisable	Weighted average exercise price
$ 0.08	-	0.21	2,852,272	$0.11	4.23	1,820,594	$0.12
0.22	-	0.40	70,000	0.40	4.02	70,000	0.40
0.41	-	0.68	340,000	0.46	4.02	340,000	0.46
$ 0.07	-	0.68	3,262,272			2,230,594

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Selling, general and administrative	$11,121	$2,223
Research, development and engineering	1,326	18,518
	$12,447	$20,741

	Year ended December 31,
	2012	2011

Selling, general and administrative	$22,502	$12,054
Research, development and engineering	27,340	45,126
	$49,842	$57,180

Note P - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Current asset:
Accrued compensation	$128,000	$119,000
Accounts receivable allowance	8,000	156,000
Non-current asset (liability):
Stock-based compensation	336,000	—
Basis differences in fixed assets	(10,000)	(21,000)
Basis differences in intangible assets	(77,000)	31,000
Net operating loss carryforwards	16,143,000	15,912,000
Valuation allowances	(16,528,000)	(16,197,000)

	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011

US Federal statutory income tax rate	34%	34%
Permanent differences	831	(4)
Alternative minimum tax	—	1
Effect of net operating loss	(865)	(30)

Effective tax rate	—%	1%

Note R - Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2012	2011

Stock Options	—	379,865

Potentially dilutive securities	—	379,865

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Stock options	647,660	-
Warrants	-	-

Total	647,660	-
	Three Months Ended March 31,
	2013	2012

Stock options	3,025,000	4,588,560
Warrants	8,250,000	8,250,000

Total	11,275,000	12,838,560

	Years ended December 31,
	2012	2011

Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000

Total	11,512,272	11,337,140

Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Three Months ended March 31,
	2013	2012

Basic Numerator:

Net (loss) income	$(315,579)	$363,498

Basic Denominator:	81,465,289	78,155,413
Per Share Amount	$0.00	$0.00
	Three Months Ended March 31,
	2013	2012

Stock Options	-	759
	Three Months ended March 31,
	2013	2012

Dilutive Numerator:

Net (loss) income	$(315,579)	$363,498

Dilutive Denominator:	81,465,289	78,156,172
Per Share Amount	$0.00*	$0.00*

Note A - The Company and Summary of Significant Accounting Policies (Details) (USD $)	2 Months Ended		3 Months Ended		12 Months Ended			24 Months Ended		12 Months Ended
	Mar. 01, 2013	Mar. 01, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Note A - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Retained Earnings (Accumulated Deficit) (in Dollars)			$ (52,604,000)		$ (52,288,421)	$ (52,288,421)	$ (52,291,688)	$ (52,288,421)
Cash and Cash Equivalents, at Carrying Value (in Dollars)			451,748	211,003	83,989	83,989	43,437	83,989	1,010,096
Operational Costs Per Month (in Dollars)						385,000
Allowance for Doubtful Accounts Receivable, Recoveries (in Dollars)						400,000				150,000
Advertising Expense (in Dollars)						114,000		170,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years											3 years	4 years
Share-based Compensation (in Dollars)			$ 12,447	$ 20,741		$ 49,842	$ 57,180				$ 49,842	$ 57,180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	2,300,000	1,125,000			600,000		845,000

Note A - The Company and Summary of Significant Accounting Policies (Details) - Summary of Accounts Receivables (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Accounts Receivables [Abstract]
Accounts receivable		$ 625,310	$ 984,872
Allowance for doubtful accounts	(20,526)	(20,526)	(397,526)	(11,526)
Accounts receivable, net allowances for doubtful accounts	$ 449,110	$ 604,784	$ 587,346

Note A - The Company and Summary of Significant Accounting Policies (Details) - Allowance for Doubtful Accounts (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Allowance for Doubtful Accounts [Abstract]
Balance at Beginning of Year	$ 397,526	$ 11,526	$ 20,526
Charged to Costs and Expenses		386,000
Deductions From Reserves	377,000
Balance at End of Year	$ 20,526	$ 397,526	$ 20,526

Note A - The Company and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives For Depreciation and Amortization	12 Months Ended
Dec. 31, 2012
Equipment [Member] | Minimum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	3 years
Equipment [Member] | Maximum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	5 years
Software [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	3 years

Note A - The Company and Summary of Significant Accounting Policies (Details) - Share-Based Compensation Expenses for Continuing Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 12,447	$ 20,741	$ 49,842	$ 57,180
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	11,121	2,223	22,502	12,054
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 1,326	$ 18,518	$ 27,340	$ 45,126

Note A - The Company and Summary of Significant Accounting Policies (Details) - Valuation Assumptions for Stock Options	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Assumptions for Stock Options [Abstract]
Risk free interest rate	0.80%	1.64%
Expected life of options (in years)	4 years 175 days	4 years 189 days
Expected dividends	0.00%	0.00%
Volatility of stock price	114.00%	114.00%

Note B - Factoring (Details)	24 Months Ended
Dec. 31, 2012
Note B - Factoring (Details) [Line Items]
Factoring Arrangment Term	24 months
Percentage of Accounts Receivable Remitted by Factor	75.00%
Minimum [Member]
Note B - Factoring (Details) [Line Items]
Factoring Fees, Percent	2.75%
Maximum [Member]
Note B - Factoring (Details) [Line Items]
Factoring Fees, Percent	15.00%

Note B - Factoring (Details) - Due from Factor (USD $)	Dec. 31, 2012
Due from Factor [Abstract]
Original Invoice Value	$ 744,315
Factored Amount	554,411
Factored Balance due	$ 189,904

Note D - Concentration of Risk (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Three Customers [Member] Sales Revenue, Goods, Net [Member]	Mar. 31, 2012 Three Customers [Member] Sales Revenue, Goods, Net [Member]	Mar. 31, 2013 One Customer [Member] Accounts Receivable [Member]	Dec. 31, 2012 Two Customers [Member] Accounts Receivable [Member]
Note D - Concentration of Risk (Details) [Line Items]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Concentration Risk, Percentage		61.00%	76.00%
Concentration Risk, Percentage 2				56.00%	88.00%

Note D - Concentration of Risk (Details) - Revenue Concentration Risk by Major Customer	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue, Major Customer [Line Items]
Customer	10.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Customer	31.00%		15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Customer	18.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Customer		[1]	43.00%

[1]	Less than 10% of total revenue

Note D - Concentration of Risk (Details) - Accounts Receivable Concentration Risk by Customer (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer C [Member]
Concentration Risk [Line Items]
Customer	74.00%	78.00%
Customer D [Member]
Concentration Risk [Line Items]
Customer	14.00%

Note E - Note Receivable (Details) (USD $)	1 Months Ended			12 Months Ended
	May 31, 2011	Apr. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	May 20, 2011	May 19, 2011
Note E - Note Receivable (Details) [Line Items]
Disposal Group, Selling Price					$ 11,300,000
Proceeds from Divestiture of Businesses					7,300,000
Notes, Loans and Financing Receivable, Net, Noncurrent					4,000,000
Interest Rate on Note Receivable					6.00%
Initial Scheduled Repayment of Principal of Note Receivable					1,334,000
Initial Scheduled Repayment of Principle of Note Receivable, Deferred Portion					834,000
Proceeds from Collection of Notes Receivable	3,113,654	278,000	500,000	3,350,000
Warrants Forfeited (in Shares)			8,000,000
Prepayment Amount of Note Receivable	3,222,000
Discount on Legal Fees							150,000
Discount on Early Payment of Note Receivable Granted by the Company						150,000
Payments for Fees	10,766
Absorbed by Note Holders [Member]
Note E - Note Receivable (Details) [Line Items]
Discount on Early Payment of Note Receivable Granted by the Company							50,000
Principal [Member]
Note E - Note Receivable (Details) [Line Items]
Proceeds from Collection of Notes Receivable	3,222,000
Interest [Member]
Note E - Note Receivable (Details) [Line Items]
Proceeds from Collection of Notes Receivable	$ 30,888

Note F - Equipment and Leashold Improvements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 28,603	$ 31,462

Note F - Equipment and Leashold Improvements (Details) - Summary of Equipment and Leasehold Improvements (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		$ 469,850	$ 469,850
Less accumulated depreciation and amortization		(445,583)	(416,980)
Total	18,531	24,267	52,870
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		302,052	302,052
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		99,199	99,199
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		28,624	28,624
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment		$ 39,975	$ 39,975

Note G - Intangible Assets (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
Amortization of Intangible Assets	$ 2,818	$ 2,817	$ 11,269	$ 11,270
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			11,270
Finite-Lived Intangible Assets, Amortization Expense, after Year Five			$ 139,561

Note G - Intangible Assets (Details) - Summary of Intangible Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross Carrying Amount	$ 287,248	$ 287,248
Finite Lived Intangible Assets Accumulated Amortization	(91,337)	(80,068)
Finite Lived Intangible Assets Net Carrying Amount	195,911	207,180
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross Carrying Amount	287,248	287,248
Finite Lived Intangible Assets Accumulated Amortization	(91,337)	(80,068)
Finite Lived Intangible Assets Net Carrying Amount	$ 195,911	$ 207,180

Note H - Accrued Laibilites (Details) - Summary of Accrued Liabilities (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Accrued Liabilities [Abstract]
Compensation		$ 243,049	$ 227,579
Compensated absences		133,535	159,949
Dividends payable (see Note K)		3,435	3,435
Interest payable ��� related party (Note K)		47,935	23,309
Accrued legal and accounting fees		84,954	111,300
Income taxes (see Note P)			26,500
Other		80,691	123,761
Total	$ 385,623	$ 593,599	$ 675,833

Note I - Related Party (Details) (USD $)	24 Months Ended	12 Months Ended
	Dec. 31, 2011 Monthly Payment to Mr. Colatosti [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Dec. 31, 2012 Chief Financial Officer [Member]
Note I - Related Party (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 5,000
Salaries, Wages and Officers' Compensation		60,000
Accounts Payable, Related Parties			$ 50,000

Note J - Deferred Revenue (Details) - Components of Deferred Revenue (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Portion
Deferred Revenue, Current	$ 467,108	$ 508,520	$ 527,092
Long-Term Portion
Maintenance contracts			1,000
Total		508,520	528,092
Maintenance Contracts [Member]
Current Portion
Deferred Revenue, Current		496,055	335,246
Long-Term Portion
Maintenance contracts			1,000
Customer Deposit [Member]
Current Portion
Deferred Revenue, Current		12,465	122,500
Fully Deferred Systems, Installation and Acceptance Revenue [Member]
Current Portion
Deferred Revenue, Current			$ 69,346

Note K - Notes Payable (Details) (USD $)	1 Months Ended		12 Months Ended				24 Months Ended								24 Months Ended			12 Months Ended					0 Months Ended
	May 31, 2011	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	May 20, 2011	Dec. 31, 2012 Principal [Member] Shaar Note [Member]	Dec. 31, 2012 Interest [Member] Shaar Note [Member]	Dec. 31, 2010 Existing Warrants [Member]	Dec. 31, 2010 New Warrant [Member]	Dec. 28, 2009 Shaar [Member] Convertible Promissory Note [Member]	Dec. 28, 2009 Colatosti [Member] Convertible Promissory Note [Member]	Dec. 28, 2009 Thomas Colatosti [Member] Seven Percent Convertible Promissory Note [Member]	May 20, 2011 Absorbed by Note Holders [Member]	Dec. 31, 2012 Shaar Note [Member]	May 20, 2011 Shaar Note [Member]	Dec. 31, 2010 Shaar Note [Member]	Dec. 31, 2012 Colatosti Note [Member]	Dec. 31, 2011 Colatosti Note [Member]	Mar. 31, 2013 Colatosti Note [Member]	May 20, 2011 Colatosti Note [Member]	Dec. 31, 2010 Colatosti Note [Member]	Feb. 26, 2013 Inter Digital Note [Member]	Mar. 31, 2013 Inter Digital Note [Member]
Note K - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											7.00%	7.00%	7.00%				7.00%					7.00%	7.00%
Debt Instrument, Face Amount											$ 673,079	$ 64,878					$ 3,157,759					$ 350,804	$ 497,307
Debt Instrument, Annual Principal Payment				500,000									64,878
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									5,108,333	8,000,000
Term of Warrant										5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)										0.3
Proceeds from (Payments for) Other Financing Activities				500,000
Payments of Ordinary Dividends, Preferred Stock and Preference Stock		125,209	125,209
Repayments of Secured Debt	3,157,759						3,157,759	80,286							3,192,421
Discount on Early Payment of Note Receivable Granted by the Company						150,000								50,000
Reduction in Note Repayment																45,624
Reduction in Principle Amount of Note Payable																					4,376
Notes Payable			346,428		321,428													321,428		0				497,307
Interest Expense, Debt																		24,626	23,309
Interest Payable																		47,935	23,309
Debt Instrument Default Rate While A Nonpayment DefaultIs Continuing																							0.09
Debt Issuance Cost																							$ 57,203

Note L - Segment Information (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note L - Segment Information (Details) [Line Items]
Number of Reportable Segments	1
Entity-Wide Revenue, Major Customer, Percentage	10.00%
North American [Member]
Note L - Segment Information (Details) [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	93.00%	54.00%
Non-North American [Member]
Note L - Segment Information (Details) [Line Items]
Entity-Wide Revenue, Major Customer, Percentage		46.00%
Africa [Member]
Note L - Segment Information (Details) [Line Items]
Entity-Wide Revenue, Major Customer, Percentage		43.00%

Note M - Commitments (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Operating Leases, Rent Expense		$ 169,000	$ 166,000
Legal Fees	$ 208,000

Note M - Commitments (Details) - Future Minimum Rental Commitments of Non-Cancelable Operating Leases (USD $)	Dec. 31, 2012
Future Minimum Rental Commitments of Non-Cancelable Operating Leases [Abstract]
2013	$ 137,870
2014	92,097
$ 229,967

Note N - Equity (Details) (USD $)	2 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended			0 Months Ended		2 Months Ended
	Mar. 01, 2013	Mar. 01, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2013 Subsequent Event [Member] InterDigital SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member]	Feb. 26, 2013 InterDigital SPA [Member]	Feb. 26, 2013 Private Investor SPA [Member]	Mar. 01, 2013 Private Investor SPA [Member]
Note N - Equity (Details) [Line Items]
Preferred Stock, Shares Authorized				5,000,000
Common Stock, Shares Authorized			170,000,000	170,000,000	170,000,000
Common Stock, Shares, Outstanding			87,182,348	78,155,413	78,155,413
Common Stock, Shares, Issued (in Shares)			87,182,348	78,155,413	78,155,413	4,026,935	5,000,000
Sale of Stock, Price Per Share (in Dollars per share)						$ 0.1	$ 0.1
Stock Issued During Period, Value, New Issues (in Dollars)						$ 402,693	$ 500,000		$ 4,026,935
Stock Issued During Period, Value, New Issues						402,693	500,000		4,026,935
Stock Issued During Period Sale Price Per Share									0.1	0.1
Proceeds from Issuance of Common Stock			902,693					900,000	402,693
Purchase Exercise Or Conversion Price Per Share Threshold Of Common Stock									0.1
Stock Issued During Period, Shares, New Issues (in Shares)										5,000,000
Proceeds from Issuance of Private Placement										500,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs											$ 46,176
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	2,300,000	1,125,000		600,000	845,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term		7 years
Investment Options, Exercise Price (in Dollars per share)		$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years

Note N - Equity (Details) - Summary of Warrant Activity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Summary of Warrant Activity [Abstract]
Outstanding	8,250,000	8,250,000	10,261,615
Outstanding (in Dollars per share)	$ 0.3	$ 0.3	$ 0.32
Outstanding	3 years 354 days	2 years 354 days
Vested or expected to vest at December 31, 2012		8,250,000
Vested or expected to vest at December 31, 2012 (in Dollars per share)		$ 0.3
Vested or expected to vest at December 31, 2012		2 years 354 days
Exercisable at December 31, 2012		8,250,000
Exercisable at December 31, 2012 (in Dollars per share)		$ 0.3
Exercisable at December 31, 2012		2 years 354 days
Expired	(2,011,615)
Expired (in Dollars per share)	$ 0.39

Note O - Stock Options (Details) (USD $)	12 Months Ended				8 Months Ended			12 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Closing Stock Price [Member]	Aug. 31, 2009 Nonstatutory Stock [Member] 1999 Stock Option Plan [Member]	Dec. 31, 2012 In-The-Money Options [Member]	Aug. 31, 2009 1999 Stock Option Plan [Member]	Dec. 31, 2012 2004 Stock Option Plan [Member]	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Aug. 31, 2009 Minimum [Member] 1999 Stock Option Plan [Member]	Dec. 31, 2012 Minimum [Member] 2004 Stock Option Plan [Member]
Note O - Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							2,000,000	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent											85.00%	85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		4 years 76 days			10 years			10 years
Share Price (in Dollars per share)				$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	2,230,594	2,230,594				775,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.09		$ 0.14						$ 0.05	$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		70,026	52,879
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 47,220	$ 47,220
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 200 days

Note O - Stock Options (Details) - Option Activity (USD $)	2 Months Ended		12 Months Ended
	Mar. 01, 2013	Mar. 01, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			3,262,272	3,262,272	4,404,412	4,410,530
Outstanding, as of December 31 (in Dollars per share)			$ 0.16	$ 0.16	$ 0.22	$ 0.25
Outstanding, as of December 31				4 years 76 days
Outstanding, as of December 31 (in Dollars)			$ 2,325	$ 2,325
Vested or expected to vest at December 31, 2012			2,972,404	2,972,404
Vested or expected to vest at December 31, 2012 (in Dollars per share)			$ 0.16	$ 0.16
Vested or expected to vest at December 31, 2012				4 years 14 days
Vested or expected to vest at December 31, 2012 (in Dollars)			2,325	2,325
Exercisable at December 31, 2012			2,230,594	2,230,594
Exercisable at December 31, 2012 (in Dollars per share)			$ 0.18	$ 0.18
Exercisable at December 31, 2012				3 years 156 days
Exercisable at December 31, 2012 (in Dollars)			$ 2,325	$ 2,325
Granted	2,300,000	1,125,000	600,000		845,000
Granted (in Dollars per share)			$ 0.09		$ 0.14
Forfeited			(530,001)		(210,000)
Forfeited (in Dollars per share)			$ 0.09		$ 0.14
Expired			(1,212,139)		(641,118)
Expired (in Dollars per share)			$ 0.3		$ 0.36
1999 Stock Option Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			500,000	500,000	500,000	500,000
2004 Stock Option Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			2,762,272	2,762,272	2,831,836	2,580,689
Outstanding, as of December 31				10 years
Granted			600,000		845,000
Forfeited			(164,623)		(210,000)
Expired			(504,941)		(383,853)
Non Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31					1,072,576	1,329,841
Forfeited			(365,378)
Expired			(707,198)		(257,265)

Note O - Stock Options (Details) - Options Outstanding and Exercisable (USD $)	2 Months Ended	12 Months Ended
	Mar. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices	$ 0.17
Options Outstanding Weighted average exercise price		$ 0.16	$ 0.22	$ 0.25
Options Outstanding Weighted average remaining life		4 years 76 days
$0.08 - $0.21 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		2,852,272
Options Outstanding Weighted average exercise price		$ 0.11
Options Outstanding Weighted average remaining life		4 years 83 days
Options Exercisable Number exercisable (in Shares)		1,820,594
Options Exercisable Weighted average exercise price		$ 0.12
$0.08 - $0.21 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.08
$0.08 - $0.21 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.21
$0.22 - $0.40 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		70,000
Options Outstanding Weighted average exercise price		$ 0.4
Options Outstanding Weighted average remaining life		4 years 7 days
Options Exercisable Number exercisable (in Shares)		70,000
Options Exercisable Weighted average exercise price		$ 0.4
$0.22 - $0.40 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.22
$0.22 - $0.40 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.4
$0.41 - $0.68 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		340,000
Options Outstanding Weighted average exercise price		$ 0.46
Options Outstanding Weighted average remaining life		4 years 7 days
Options Exercisable Number exercisable (in Shares)		340,000
Options Exercisable Weighted average exercise price		$ 0.46
$0.41 - $0.68 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.41
$0.41 - $0.68 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.68
$0.07 - $0.68 [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Options Outstanding Number of shares (in Shares)		3,262,272
Options Exercisable Number exercisable (in Shares)		2,230,594
$0.07 - $0.68 [Member] | Minimum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.07
$0.07 - $0.68 [Member] | Maximum [Member]
Note O - Stock Options (Details) - Options Outstanding and Exercisable [Line Items]
Range of exercise prices		$ 0.68

Note P - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 16,500
Income Tax Reconciliation, State and Local Income Taxes	10,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 44,800,000

Note P - Income Taxes (Details) - Components of Deferred Taxes (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current asset:
Accrued compensation	$ 128,000	$ 119,000
Accounts receivable allowance	8,000	156,000
Non-current asset (liability):
Stock-based compensation	336,000
Basis differences in fixed assets	(10,000)	(21,000)
Basis differences in intangible assets	(77,000)	31,000
Net operating loss carryforwards	16,143,000	15,912,000
Valuation allowances	$ (16,528,000)	$ (16,197,000)

Note P - Income Taxes (Details) - Reconciliation of the Effective Income Tax Rate to US Federal Statutory Income Tax Rate	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Effective Income Tax Rate to US Federal Statutory Income Tax Rate [Abstract]
US Federal statutory income tax rate	34.00%	34.00%
Permanent differences	831.00%	(4.00%)
Alternative minimum tax		1.00%
Effect of net operating loss	(865.00%)	(30.00%)
Effective tax rate		1.00%

Note R - Earnings Per Share (Details) - Securities Excluded from the Diluted Per Share Calculation	12 Months Ended
Dec. 31, 2011
Note R - Earnings Per Share (Details) - Securities Excluded from the Diluted Per Share Calculation [Line Items]
Antidilutive Securities	379,865
Stock Options [Member]
Note R - Earnings Per Share (Details) - Securities Excluded from the Diluted Per Share Calculation [Line Items]
Antidilutive Securities	379,865

Note R - Earnings Per Share (Details) - Exclusions from the Diluted Per Share Calculation	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exclusions from the Diluted Per Share Calculation [Abstract]
Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000
Total	11,512,272	11,337,140

Note S - Subsequent Events (Details) (USD $)	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2013 Subsequent Event [Member] Continuing Nonpayment Default [Member]	Feb. 26, 2013 Subsequent Event [Member] InterDigital SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member]
Note S - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 902,693						$ 900,000
Common Stock, Shares, Issued (in Shares)	87,182,348	78,155,413	78,155,413		4,026,935	5,000,000
Sale of Stock, Price Per Share (in Dollars per share)					$ 0.1	$ 0.1
Stock Issued During Period, Value, New Issues					402,693	500,000
Share Price (in Dollars per share)							$ 0.1
Debt Instrument, Face Amount							497,307
Debt Instrument, Interest Rate, Stated Percentage				9.00%			7.00%
Repayments of Debt							$ 1,425,000

Note 2 - Going Concern (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern [Text Block]
Retained Earnings (Accumulated Deficit)	$ (52,604,000)	$ (52,288,421)		$ (52,291,688)
Cash and Cash Equivalents, at Carrying Value	451,748	83,989	211,003	43,437	1,010,096
Amount of Funds Required to Conduct Operations on Monthly Basis		390,000
Net Proceeds FromIssuance Of A Senior Secured Promissory Note And Common Stock	$ 1,297,000

Note 3 - Share Based Compensation (Details) - Share Based Compensation Expense (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 12,447	$ 20,741	$ 49,842	$ 57,180
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	11,121	2,223	22,502	12,054
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,326	$ 18,518	$ 27,340	$ 45,126

Note 4 - Earnings Per Share ("EPS") (Details) - Reconciliation of Numerator of Basic and Diluted EPS Calculations (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011
Basic Numerator:
Net (loss) income (in Dollars)	$ (315,579)		$ 363,498		$ 3,267		$ (1,897,606)
Dilutive Denominator:	81,465,289		78,156,172
Per Share Amount (in Dollars per share)	$ 0	[1]	$ 0	[1]
Basic Denominator:	81,465,289		78,155,413
Per Share Amount (in Dollars per share)	$ 0	[1]	$ 0	[1]		[1]		[1]
Stock Options			759

[1]	Represents less than $0.01

Note 4 - Earnings Per Share ("EPS") (Details) - Anti-dilutive Securities	12 Months Ended	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member] Stock Options [Member]	Mar. 31, 2013 Exercise Price Less Than Average Market Price Of Common Shares [Member]	Mar. 31, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Stock Options [Member]	Mar. 31, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Stock Options [Member]	Mar. 31, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Mar. 31, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member] Warrant [Member]	Mar. 31, 2013 Exercise Price Greater Than Average Market Price Of Common Shares [Member]	Mar. 31, 2012 Exercise Price Greater Than Average Market Price Of Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	379,865	647,660	647,660	3,025,000	4,588,560	8,250,000	8,250,000	11,275,000	12,838,560

Note 7 - Segment Information (Details) (Geographic Concentration Risk [Member], North American [Member])	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Geographic Concentration Risk [Member] | North American [Member]
Note 7 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	98.00%	97.00%